UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of September 30, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.2%
	Common Stocks — 97.2%
	Aerospace & Defense — 2.4%
886	Alliant Techsystems, Inc. (a)	83,235
546	Precision Castparts Corp.	43,023

		126,258

	Auto Components — 0.7%
1,072	WABCO Holdings, Inc.	38,099

	Beverages — 0.7%
531	Brown-Forman Corp., Class B	38,119

	Building Products — 1.0%
2,330	Owens Corning, Inc. (a)	55,715

	Capital Markets — 2.4%
778	Affiliated Managers Group, Inc. (a)	64,461
346	Northern Trust Corp.	24,945
744	T. Rowe Price Group, Inc.	39,950

		129,356

	Chemicals — 3.3%
2,645	Albemarle Corp.	81,580
1,186	PPG Industries, Inc.	69,162
515	Sigma-Aldrich Corp.	26,986

		177,728

	Commercial Banks — 5.9%
1,263	Cullen/Frost Bankers, Inc.	75,756
2,166	Fifth Third Bancorp	25,778
1,122	M&T Bank Corp. (c)	100,111
6,614	Synovus Financial Corp. (c)	68,457
1,549	Wilmington Trust Corp. (c)	44,655

		314,757

	Commercial Services & Supplies — 1.3%
2,369	Republic Services, Inc.	71,015

	Computers & Peripherals — 0.5%
1,237	NCR Corp. (a)	27,272

	Construction Materials — 0.4%
269	Vulcan Materials Co. (c)	20,041

	Containers & Packaging — 1.5%
2,030	Ball Corp.	80,171

	Distributors — 2.1%
2,789	Genuine Parts Co.	112,146

	Diversified Telecommunication Services — 1.3%
1,085	CenturyTel, Inc.	39,758
2,746	Windstream Corp.	30,041

		69,799

	Electric Utilities — 4.1%
3,065	American Electric Power Co., Inc.	113,495
676	FirstEnergy Corp.	45,312
2,625	Westar Energy, Inc.	60,468

		219,275

	Electronic Equipment, Instruments & Components — 3.0%
686	Amphenol Corp., Class A	27,540
2,791	Arrow Electronics, Inc. (a)	73,172
2,214	Tyco Electronics Ltd., (Bermuda)	61,248

		161,960

	Energy Equipment & Services — 1.0%
2,229	Helix Energy Solutions Group, Inc. (a)	54,115

	Food & Staples Retailing — 2.0%
3,656	Safeway, Inc.	86,711
1,062	SUPERVALU, Inc.	23,047

		109,758

	Food Products — 0.3%
335	JM Smucker Co. (The)	16,986

	Gas Utilities — 4.5%
1,887	Energen Corp.	85,430
982	Equitable Resources, Inc.	36,012
1,632	ONEOK, Inc.	56,124
1,193	Questar Corp.	48,818
620	UGI Corp.	15,972

		242,356

	Health Care Equipment & Supplies — 0.9%
630	Becton, Dickinson & Co.	50,556

	Health Care Providers & Services — 4.0%
1,206	Community Health Systems, Inc. (a)	35,334
2,848	Coventry Health Care, Inc. (a)	92,688
1,725	Lincare Holdings, Inc. (a)	51,893
1,198	VCA Antech, Inc. (a)	35,296

		215,211

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued) (Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Hotels, Restaurants & Leisure — 1.9%
1,662	Burger King Holdings, Inc.	40,826
2,244	Marriott International, Inc., Class A	58,543

		99,369

	Household Durables — 2.2%
1,691	Fortune Brands, Inc.	96,990
886	Jarden Corp. (a)	20,777

		117,767

	Household Products — 1.0%
827	Clorox Co.	51,863

	Industrial Conglomerates — 1.1%
1,887	Carlisle Cos., Inc.	56,547

	Insurance — 13.0%
1,824	Assurant, Inc.	100,319
3,374	Cincinnati Financial Corp.	95,945
1,311	Everest Re Group Ltd., (Bermuda)	113,475
1,225	Genworth Financial, Inc., Class A	10,547
7,502	Old Republic International Corp.	95,649
3,549	OneBeacon Insurance Group Ltd.	75,051
2,102	Principal Financial Group, Inc.	91,433
3,643	W.R. Berkley Corp.	85,797
1,416	XL Capital Ltd., (Bermuda), Class A	25,407

		693,623

	IT Services — 1.5%
2,874	Total System Services, Inc.	47,132
1,298	Western Union Co. (The)	32,017

		79,149

	Machinery — 1.0%
1,021	Dover Corp.	41,402
891	Oshkosh Corp.	11,729

		53,131

	Media — 3.5%
1,894	Cablevision Systems Corp., Class A	47,651
2,506	Clear Channel Outdoor Holdings, Inc., Class A (a) (c)	34,281
542	Lamar Advertising Co., Class A (a) (c)	16,730
1,052	Omnicom Group, Inc.	40,565
83	Washington Post Co. (The), Class B	46,428

		185,655

	Metals & Mining — 0.4%
709	Century Aluminum Co. (a)	19,618

	Multi-Utilities — 4.1%
5,908	CMS Energy Corp.	73,669
2,050	PG&E Corp.	76,769
3,391	Xcel Energy, Inc.	67,778

		218,216

	Oil, Gas & Consumable Fuels — 5.6%
2,726	CVR Energy, Inc. (a) (c)	23,221
604	Devon Energy Corp.	55,112
1,138	Kinder Morgan Management LLC (a)	56,008
2,581	Teekay Corp., (Bahamas)	68,084
4,155	Williams Cos., Inc.	98,257

		300,682

	Pharmaceuticals — 0.6%
2,040	Warner Chilcott Ltd., (Bermuda), Class A (a)	30,837

	Real Estate Investment Trusts (REITs) — 4.6%
992	Kimco Realty Corp.	36,656
651	Plum Creek Timber Co., Inc.	32,434
565	Public Storage	55,936
651	Rayonier, Inc.	30,839
428	Regency Centers Corp.	28,530
698	Vornado Realty Trust	63,492

		247,887

	Real Estate Management & Development — 0.9%
2,889	Brookfield Properties Corp., (Canada)	45,758

	Software — 0.9%
2,365	Jack Henry & Associates, Inc.	48,087

	Specialty Retail — 5.6%
2,305	AutoNation, Inc. (a) (c)	25,912
568	AutoZone, Inc. (a)	70,013
884	Sherwin-Williams Co. (The)	50,501
2,760	Staples, Inc.	62,098
1,690	Tiffany & Co.	60,043
943	TJX Cos., Inc.	28,792

		297,359

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued) (Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Textiles, Apparel & Luxury Goods — 1.7%
104	Columbia Sportswear Co. (c)	4,351
1,138	V.F. Corp.	87,994

		92,345

	Thrifts & Mortgage Finance — 1.3%
3,756	People’s United Financial, Inc.	72,305

	Tobacco — 1.0%
785	Lorillard, Inc. (a)	55,817

	Water Utilities — 0.5%
1,207	American Water Works Co., Inc. (a)	25,940

	Wireless Telecommunication Services — 1.5%
2,195	Telephone & Data Systems, Inc.	78,808

	Total Long-Term Investments (Cost $5,381,391)	5,201,456

	Short-Term Investment — 4.1%
	Investment Company — 4.1%
216,151	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $216,151)	216,151

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 3.2%
	Corporate Notes — 1.5%
15,000	ANZ National Bank Ltd., (New Zealand), VAR, 3.04%, 04/09/09 (e)	14,967
2,500	Beta Finance, Inc., VAR, 2.13%, 02/20/09 (e) (i) (s)	2,481
16,993	General Electric Capital Corp., VAR, 7.32%, 12/12/08	16,976
5,000	Metropolitan Life Global Funding I, VAR, 3.04%, 02/09/09 (e)	4,998
15,000	National Australia Bank Ltd., (Australia), VAR, 3.03%, 04/06/09	14,969
15,000	Svenska Handelsbanken AB, (Sweden), VAR, 3.00%, 02/06/09 (e)	14,986
10,000	Wachovia Bank N.A., VAR, 2.11%, 02/23/09	9,415

		78,792

SHARES

	Investment Company — 1.7%
92,995	JPMorgan Prime Money Market Fund, Capital Shares (b)	92,995

	Total Investments of Cash Collateral for Securities on Loan (Cost $172,489)	171,787

	Total Investments — 104.5% (Cost $5,770,031)	5,589,394
	Liabilities in Excess of Other Assets — (4.5)%	(240,168)

	NET ASSETS — 100.0%	$5,349,226

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR— Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued) (Amounts in thousands)

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$502,308
Aggregate gross unrealized depreciation	(682,945)

Net unrealized appreciation/depreciation	$(180,637)

Federal income tax cost of investments	$5,770,031

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Mid Cap Value Fund
Level 1	$ 5,510,602	$ -
Level 2	78,792	-
Level 3	-	-
Total	$ 5,589,394	$ -

* Other financial instruments include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 26, 2008

By:

/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

November 26, 2008